Quarterly Report
July 31, 2019
MFS®  Lifetime®  Income Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 71.1%
MFS Emerging Markets Debt Fund - Class R6	796,681	$11,846,641
MFS Emerging Markets Debt Local Currency Fund - Class R6	848,879	5,891,222
MFS Global Bond Fund - Class R6	3,264,883	29,514,546
MFS Government Securities Fund - Class R6	5,972,747	59,130,191
MFS High Income Fund - Class R6	5,223,455	17,759,746
MFS Inflation-Adjusted Bond Fund - Class R6	5,674,626	59,129,600
MFS Limited Maturity Fund - Class R6	19,760,188	118,165,926
MFS Total Return Bond Fund - Class R6	10,862,362	118,399,747
		$419,837,619
International Stock Funds – 4.9%
MFS Blended Research International Equity Fund - Class R6	1,351,809	$14,545,468
MFS International Growth Fund - Class R6	85,010	2,914,991
MFS International Intrinsic Value Fund - Class R6	66,785	2,906,492
MFS Research International Fund - Class R6	485,660	8,746,731
		$29,113,682
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,218,993	$11,738,473
MFS Global Real Estate Fund - Class R6	675,338	11,649,589
		$23,388,062
U.S. Stock Funds – 19.8%
MFS Blended Research Core Equity Fund - Class R6	431,080	$11,652,103
MFS Blended Research Growth Equity Fund - Class R6	799,131	11,643,332
MFS Blended Research Mid Cap Equity Fund - Class R6	1,444,018	17,602,583
MFS Blended Research Small Cap Equity Fund - Class R6	429,532	5,880,295
MFS Blended Research Value Equity Fund - Class R6	896,493	11,672,342
MFS Growth Fund - Class R6	96,944	11,649,721
MFS Mid Cap Growth Fund - Class R6	403,954	8,757,720
MFS Mid Cap Value Fund - Class R6	365,955	8,786,586
MFS New Discovery Fund - Class R6	89,117	2,934,626
MFS New Discovery Value Fund - Class R6	188,833	2,951,455
MFS Research Fund - Class R6	261,942	11,669,495
MFS Value Fund - Class R6	277,919	11,705,938
		$116,906,196
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.31% (v)	1,380,356	$1,380,356
Total Investment Companies		$590,625,915

Other Assets, Less Liabilities – (0.0)%		(257,823)
Net Assets – 100.0%		$590,368,092
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $590,625,915.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$590,625,915	$—	$—	$590,625,915
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,448,429	$517,635	$454,676	$11,124	$129,591	$11,652,103
MFS Blended Research Growth Equity Fund	11,440,815	502,245	558,546	21,570	237,248	11,643,332
MFS Blended Research International Equity Fund	14,329,986	796,872	511,127	4,575	(74,838)	14,545,468
MFS Blended Research Mid Cap Equity Fund	17,237,209	640,117	860,650	53,247	532,660	17,602,583
MFS Blended Research Small Cap Equity Fund	5,711,851	500,070	259,012	10,025	(82,639)	5,880,295
MFS Blended Research Value Equity Fund	11,471,311	482,855	266,033	3,937	(19,728)	11,672,342
MFS Commodity Strategy Fund	11,430,155	1,256,526	675,080	(66,796)	(206,332)	11,738,473
MFS Emerging Markets Debt Fund	11,485,934	318,132	413,008	(1,126)	456,709	11,846,641
MFS Emerging Markets Debt Local Currency Fund	5,750,151	178,844	368,619	(47,833)	378,679	5,891,222
MFS Global Bond Fund	28,690,105	821,369	942,309	(60,212)	1,005,593	29,514,546
MFS Global Real Estate Fund	11,486,614	505,887	630,554	34,327	253,315	11,649,589
MFS Government Securities Fund	57,342,926	1,844,624	1,355,884	(56,534)	1,355,059	59,130,191
MFS Growth Fund	11,455,389	477,862	706,277	149,844	272,903	11,649,721
MFS High Income Fund	17,250,148	582,436	177,796	(5,054)	110,012	17,759,746
MFS Inflation-Adjusted Bond Fund	57,319,971	2,216,893	1,821,038	(37,460)	1,451,234	59,129,600
MFS Institutional Money Market Portfolio	597,869	10,078,210	9,295,807	28	56	1,380,356
MFS International Growth Fund	2,869,019	162,305	105,729	2,372	(12,976)	2,914,991
MFS International Intrinsic Value Fund	2,873,250	138,809	84,275	1,012	(22,304)	2,906,492
MFS Limited Maturity Fund	114,759,694	4,230,899	1,402,628	(21,056)	599,017	118,165,926
MFS Mid Cap Growth Fund	8,613,320	284,636	583,170	208,261	234,673	8,757,720
MFS Mid Cap Value Fund	8,608,502	361,525	260,855	4,359	73,055	8,786,586
MFS New Discovery Fund	2,859,618	126,919	231,176	24,082	155,183	2,934,626
MFS New Discovery Value Fund	2,861,559	229,137	127,218	4,402	(16,425)	2,951,455
MFS Research Fund	11,467,931	384,003	593,888	50,832	360,617	11,669,495
MFS Research International Fund	8,607,451	415,363	277,065	5,940	(4,958)	8,746,731
MFS Total Return Bond Fund	114,726,834	3,739,125	3,085,876	(44,407)	3,064,071	118,399,747
MFS Value Fund	11,504,330	437,080	464,032	14,352	214,208	11,705,938
	$574,200,371	$32,230,378	$26,512,328	$263,811	$10,443,683	$590,625,915
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	140,420	—
MFS Emerging Markets Debt Local Currency Fund	74,822	—
MFS Global Bond Fund	150,987	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Real Estate Fund	$—	$—
MFS Government Securities Fund	360,946	—
MFS Growth Fund	—	48,358
MFS High Income Fund	224,354	—
MFS Inflation-Adjusted Bond Fund	270,705	—
MFS Institutional Money Market Portfolio	7,756	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	836,581	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	6,577	34,628
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	981,645	—
MFS Value Fund	98,770	—
	$3,153,563	$82,986

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